UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020.

Date of Report (Date of earliest event reported): February 12, 2021

Commission File Number of securitizer:          025-03466

Central Index Key Number of securitizer:        0001716121

Toro Mortgage Funding LLC
Exact name of securitizer as specified in its charter.

Paul Wolpe, (646) 313-6410
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

___	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.03         Notice of Termination of Duty to File Reports under Rule 15Ga-1

TORO Mortgage Funding Trust 2017-Reverse Jumbo 1 trust (“TMFT 2017-RJ1”) has no asset-backed securities outstanding. The date of the last payment on the last asset-backed security outstanding that was issued by TMFT 2017-RJ1 was September 25, 2020.
Pursuant to Rule 15Ga-1(c)(3), Toro Mortgage Funding LLC, as securitizer, hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodic disclosures required by Rule 15Ga-1(a) is terminated with respect to TMFT 2017-RJ1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 12, 2021

TORO MORTGAGE FUNDING LLC (Securitizer)

By:	BLACKSTONE RESIDENTIAL OPERATING PARTNERSHIP LP, as its sole member

	By:	BLACKSTONE RESIDENTIAL TRUST, as its sole general partner

By:	/s/ Nicholas Menzies
Name: Nicholas Menzies
Title: Chief Executive Officer